Borrowings - Summary of Borrowings (Parenthetical) (Detail) ¥ in Millions, ₩ in Billions	Nov. 16, 2017 CNY (¥)	Sep. 26, 2017 CNY (¥)	Sep. 12, 2017 CNY (¥)	Aug. 22, 2017 CNY (¥)	Aug. 21, 2017 CNY (¥)	Oct. 24, 2016 CNY (¥)	Sep. 28, 2016 KRW (₩)	Jul. 20, 2016 CNY (¥)	Jul. 14, 2016 CNY (¥)	Jun. 15, 2016 CNY (¥)	Mar. 18, 2013 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Carrying amount of related aircraft and buildings pledged as security												¥ 11,207	¥ 17,559
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing											10
Principal amount of borrowing											¥ 4,800
Interest rate of borrowing											5.05%
Medium-term bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing								P3Y	5	3
Principal amount of borrowing								¥ 1,500	¥ 4,000	¥ 3,000
Interest rate of borrowing								3.00%	3.39%	3.15%
Guaranteed notes [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing							P3Y
Principal amount of borrowing | ₩							₩ 120
Interest rate of borrowing							2.05%
Note [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing							P3Y
Principal amount of borrowing | ₩							₩ 55
Interest rate of borrowing							2.85%
Corporate bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing	P3Y					P10Y
Principal amount of borrowing	¥ 500					¥ 3,000
Interest rate of borrowing	2.80%
Corporate bonds one [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing						P10Y
Principal amount of borrowing						¥ 1,500
Interest rate of borrowing						3.03%
Corporate bonds two [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing						P10Y
Principal amount of borrowing						¥ 1,500
Interest rate of borrowing						3.30%
Short-term debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Term of borrowing		P179D	P179D	P150D	P270D
Principal amount of borrowing		¥ 2,000	¥ 2,000	¥ 3,000	¥ 3,000
Interest rate of borrowing		4.20%	4.25%	4.25%	4.16%